Subsequent events	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent events
Note 22 – Subsequent events

On January 5, 2017, a total of 190,000 shares were issued to certain of the Company’s directors, certain employees and consultants, which vested immediately. The grant date fair value was $3.90 per share. Compensation expense of $741 will be recorded in the statement of comprehensive income (loss) during 2017.

On March 28, 2017, the Company entered into a Securities Purchase Agreement with an unrelated investor to sell an aggregate of 117,361 shares of the Company’s ordinary shares. Under the Purchase Agreement, the Company sold 117,361 ordinary shares to investors for a per share purchase price of $2.04. The securities were offered and sold by the Company pursuant to an effective shelf registration statement on Form F-3 (File No. 333-214141), which was originally filed with the Securities and Exchange Commission on October 17, 2016, amended on December 23, 2016, and was declared effective on January 4, 2017, and a related prospectus.

On April 5, 2017, the Company entered into a Securities Purchase Agreement with certain investors to sell an aggregate of 434,783 shares of the Company’s ordinary shares, and warrants to purchase up to an initial 326,087 of the Company’s ordinary shares with an initial exercise price of $2.75 per share. Under the Purchase Agreement, the Company sold 434,783 ordinary shares to investors for a per share purchase price of $2.30. Warrants to purchase the Company’s ordinary shares were issued to investors in amount equal to 75% of the shares purchased by each investor under the Purchase Agreement. The securities were offered and sold by the Company pursuant to an effective shelf registration statement on Form F-3 (File No. 333-214141), which was originally filed with the Securities and Exchange Commission on October 17, 2016, amended on December 23, 2016, and was declared effective on January 4, 2017, and a related prospectus.

On April 28, 2017, SGOGO International (HK) Limited (“SGOCO HK”), a wholly-owned subsidiary of SGOCO, entered into a Share Sale and Purchase Agreement with Full Linkage Limited (the “Seller”) pursuant to which SGOCO HK acquired all of the issued and outstanding capital stock of Century Skyway Limited, which was owned by the Seller. In consideration for the acquisition of Century, SGOCO HK paid to the Seller $32,600,000 and SGOCO issued to the Seller 1,500,000 of its ordinary shares. The consummation of the transactions contemplated by the Share Sale and Purchase Agreement occurred in May, 2017.